Advances to suppliers (Tables)	12 Months Ended
Dec. 31, 2014
Advances to suppliers
Schedule of outstanding prepayments, net of any allowance to individual suppliers in excess of 10% of total prepayments to suppliers
	As of December 31,	As of December 31,
	2013	2014
	RMB	RMB
Supplier A (third party)	602,109	440,342
Supplier B (third party)	174,278	134,035

Schedule of allowance for advances to supplier

	As of December 31,	As of December 31,	As of December 31,
	2012	2013	2014
	RMB	RMB	RMB
Balance at beginning of the year	94,154	158,452	72,327
Allowance made during the year*	103,139	10,392	63,331
Recoveries	(38,841)	—	(6,351)
Written off	—	(96,517)	—
Balance at end of the year	158,452	72,327	129,307

* Although currently the Company is still in the process of renegotiating with Supplier D, such process has been slowed down due to uncertainties related to anti-dumping and anti-subsidy investigation and ruling. As of December 31, 2014, full provision of RMB 63,331 was provided against the prepayment made to Supplier D under the long-term supply contract, as management could not conclude that such amount is recoverable. On March 31st, 2015, the Company received a termination notice from supplier D. (Refer to Note 26 Contingencies and Commitments)